SEGMENT INFORMATION (Operating Segments) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenues	$ 2,663	$ 1,946	$ 5,346	$ 4,142
Costs attributed to revenues	1,433	1,063	2,779	2,302
General and administrative costs	(96)	(72)	(191)	(133)
Other income (expense)	(34)	(4)	(97)	(22)
Interest expense	362	247	717	529
Depreciation and amortization	492	375	961	775
Deferred taxes	(212)	(8)	(252)	(56)
Mark-to-market on hedging items and other	1,262	(154)	1,293	(202)
Share of earnings from associates	10	11	77	59	$ 131
Net income attributable to non-controlling interest and preferred unitholders	(954)	(95)	(1,177)	(124)
Net income (loss) attributable to partnership	352	(61)	542	58
Utilities
Disclosure of operating segments [line items]
Revenues	1,229	953	2,320	2,002
Transport
Disclosure of operating segments [line items]
Revenues	871	769	1,719	1,665
Midstream
Disclosure of operating segments [line items]
Revenues	178	137	553	300
Data Infrastructure
Disclosure of operating segments [line items]
Revenues	385	87	754	175
Operating segments [member]
Disclosure of operating segments [line items]
Revenues	1,215	903	2,502	1,891
Costs attributed to revenues	559	391	1,123	814
General and administrative costs	(96)	(72)	(191)	(133)
Adjusted EBITDA	(560)	(440)	(1,188)	(944)
Other income (expense)	12	41	1	46
Interest expense	178	148	364	299
Funds From Operations	394	333	825	691
Depreciation and amortization	273	222	553	469
Deferred taxes	(108)	4	(136)	(35)
Mark-to-market on hedging items and other	339	(176)	406	(129)
Share of earnings from associates	0	0	0	0
Net income attributable to non-controlling interest and preferred unitholders	0	0	0	0
Net income (loss) attributable to partnership	352	(61)	542	58
Operating segments [member] | Utilities
Disclosure of operating segments [line items]
Revenues	428	329	818	684
Costs attributed to revenues	177	126	344	267
General and administrative costs	0	0	0	0
Adjusted EBITDA	(251)	(203)	(474)	(417)
Other income (expense)	(18)	(8)	(34)	(18)
Interest expense	43	38	84	77
Funds From Operations	190	157	356	322
Depreciation and amortization	62	63	129	130
Deferred taxes	(94)	(13)	(106)	(52)
Mark-to-market on hedging items and other	121	(24)	122	(44)
Share of earnings from associates	0	0	0	0
Net income attributable to non-controlling interest and preferred unitholders	0	0	0	0
Net income (loss) attributable to partnership	155	57	243	96
Operating segments [member] | Transport
Disclosure of operating segments [line items]
Revenues	506	340	1,001	716
Costs attributed to revenues	267	166	529	347
General and administrative costs	0	0	0	0
Adjusted EBITDA	(239)	(174)	(472)	(369)
Other income (expense)	0	7	(4)	4
Interest expense	66	54	133	107
Funds From Operations	173	127	335	266
Depreciation and amortization	118	79	234	173
Deferred taxes	(9)	3	(7)	10
Mark-to-market on hedging items and other	(40)	(37)	(53)	(108)
Share of earnings from associates	0	0	0	0
Net income attributable to non-controlling interest and preferred unitholders	0	0	0	0
Net income (loss) attributable to partnership	6	14	41	(5)
Operating segments [member] | Midstream
Disclosure of operating segments [line items]
Revenues	130	130	364	278
Costs attributed to revenues	48	48	97	96
General and administrative costs	0	0	0	0
Adjusted EBITDA	(82)	(82)	(267)	(182)
Other income (expense)	0	0	(15)	1
Interest expense	22	22	46	46
Funds From Operations	60	60	206	137
Depreciation and amortization	36	39	78	77
Deferred taxes	5	(1)	(5)	(5)
Mark-to-market on hedging items and other	(28)	(8)	(28)	(18)
Share of earnings from associates	0	0	0	0
Net income attributable to non-controlling interest and preferred unitholders	0	0	0	0
Net income (loss) attributable to partnership	1	12	95	37
Operating segments [member] | Data Infrastructure
Disclosure of operating segments [line items]
Revenues	151	104	319	213
Costs attributed to revenues	67	51	153	104
General and administrative costs	0	0	0	0
Adjusted EBITDA	(84)	(53)	(166)	(109)
Other income (expense)	0	2	5	0
Interest expense	24	12	51	24
Funds From Operations	60	43	120	85
Depreciation and amortization	57	41	112	89
Deferred taxes	(4)	19	0	19
Mark-to-market on hedging items and other	(3)	(5)	(10)	(23)
Share of earnings from associates	0	0	0	0
Net income attributable to non-controlling interest and preferred unitholders	0	0	0	0
Net income (loss) attributable to partnership	(4)	16	(2)	(8)
Operating segments [member] | Corporate
Disclosure of operating segments [line items]
Revenues	0	0	0	0
Costs attributed to revenues	0	0	0	0
General and administrative costs	(96)	(72)	(191)	(133)
Adjusted EBITDA	96	72	191	133
Other income (expense)	30	40	49	59
Interest expense	23	22	50	45
Funds From Operations	(89)	(54)	(192)	(119)
Depreciation and amortization	0	0	0	0
Deferred taxes	(6)	(4)	(18)	(7)
Mark-to-market on hedging items and other	289	(102)	375	64
Share of earnings from associates	0	0	0	0
Net income attributable to non-controlling interest and preferred unitholders	0	0	0	0
Net income (loss) attributable to partnership	194	(160)	165	(62)
Material reconciling items [member] | Associates [member]
Disclosure of operating segments [line items]
Revenues	(474)	(298)	(964)	(627)
Costs attributed to revenues	235	130	470	267
General and administrative costs	0	0	0	0
Adjusted EBITDA	239	168	(494)	360
Other income (expense)	1	(7)	1	(3)
Interest expense	64	46	134	88
Funds From Operations	(174)	(129)	(359)	(275)
Depreciation and amortization	124	92	252	203
Deferred taxes	(14)	(12)	(15)	(2)
Mark-to-market on hedging items and other	54	38	45	15
Share of earnings from associates	10	11	77	59
Net income attributable to non-controlling interest and preferred unitholders	0	0	0	0
Net income (loss) attributable to partnership	0	0	0	0
Material reconciling items [member] | Non-controlling interests [member]
Disclosure of operating segments [line items]
Revenues	1,922	1,341	3,808	2,878
Costs attributed to revenues	1,109	802	2,126	1,755
General and administrative costs	0	0	0	0
Adjusted EBITDA	(813)	(539)	(1,682)	(1,123)
Other income (expense)	(47)	(38)	(99)	(65)
Interest expense	248	145	487	318
Funds From Operations	518	356	1,096	740
Depreciation and amortization	343	245	660	509
Deferred taxes	(90)	0	(101)	(19)
Mark-to-market on hedging items and other	869	(16)	842	(88)
Share of earnings from associates	0	0	0	0
Net income attributable to non-controlling interest and preferred unitholders	(954)	(95)	(1,177)	(124)
Net income (loss) attributable to partnership	$ 0	$ 0	$ 0	$ 0